Revenue and Expenses, Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Expenses [Line Items]
Other noninterest expense	$ 4,004	$ 4,128	$ 4,129
Operating losses	6,984	1,568	3,523
Regulatory charges and assessments expense, including FDIC assessment expense [Member]
Schedule of Expenses [Line Items]
Other noninterest expense	$ 860	$ 842	$ 834